Shareholders’ Equity - Schedule of Consolidated Balance Sheets (Details)	Dec. 31, 2022 $ / shares shares
Pre-share consolidation [Member]
(Deficit) Equity
Number of ordinary shares – authorized	300,000,000
Number of ordinary shares – issued and outstanding	64,770,529
Par value (in Dollars per share) | $ / shares	$ 0.003
Adjustments [Member]
(Deficit) Equity
Number of ordinary shares – authorized	(292,500,000)
Number of ordinary shares – issued and outstanding	(63,151,552)
Par value (in Dollars per share) | $ / shares	$ 0.117
Post-share consolidation [Member]
(Deficit) Equity
Number of ordinary shares – authorized	7,500,000
Number of ordinary shares – issued and outstanding	1,618,977
Par value (in Dollars per share) | $ / shares	$ 0.12